CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 739,164	$ 465,676
Accounts receivable, net of allowance of $286 and $578, respectively	137,023	116,459
Other current assets	144,025	97,850
Current assets of discontinued operations	0	3,028,079
Total current assets	1,020,212	3,708,064
Property and equipment, net	107,799	101,065
Goodwill	1,270,532	1,239,839
Intangible assets, net	230,900	228,324
Deferred income taxes	293,487	272,368
Other non-current assets	123,524	64,232
Non-current assets of discontinued operations	0	2,830,783
TOTAL ASSETS	3,046,454	8,444,675
LIABILITIES
Accounts payable	29,200	20,191
Deferred revenue	239,088	218,843
Accrued expenses and other current liabilities	231,748	182,250
Current liabilities of discontinued operations	0	588,896
Total current liabilities	500,036	1,010,180
Long-term debt, net	3,840,930	3,240,016
Income taxes payable	14,582	30,295
Deferred income taxes	17,213	18,285
Other long-term liabilities	86,428	26,158
Non-current liabilities of discontinued operations	0	447,414
Redeemable noncontrolling interests	640	44,527
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Additional paid-in capital	7,089,007	11,378,160
Retained earnings	(8,422,237)	1,725,046
Accumulated other comprehensive loss	(81,454)	(136,349)
Treasury stock; 0 and 194,707,945 shares, respectively	0	(10,309,612)
Total Match Group, Inc. shareholders’ equity	(1,414,417)	2,657,524
Noncontrolling interests	1,042	970,276
Total shareholders’ equity	(1,413,375)	3,627,800
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,046,454	8,444,675
Common Stock $0.001 Par Value
SHAREHOLDERS’ EQUITY
Common stock	267	0
Former IAC Common Stock $0.001 Par Value
SHAREHOLDERS’ EQUITY
Common stock	0	263
Former IAC Class B Convertible Common Stock $0.001 Par Value
SHAREHOLDERS’ EQUITY
Common stock	$ 0	$ 16